Basis of Presentation and Basis of Consolidation - Leases financial position (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Non-current lease liabilities	$ (16,972)
Current lease liabilities	(8,900)
Accumulated depreciation and amortisation
Disclosure of quantitative information about right-of-use assets [line items]
Noncurrent assets	(12,386)
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Noncurrent assets	13,298
Plant and Machinery
Disclosure of quantitative information about right-of-use assets [line items]
Noncurrent assets	$ 24,025